Long-Term Trade And Unbilled Receivables And Contract Assets	12 Months Ended
Dec. 31, 2024
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables And Contract Assets	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
Trade and unbilled receivables	$60,854	$71,763
Contract assets	457,316	294,104
Less - allowance for credit loss	(1,871)	(1,148)
Total	$516,299	$364,719

The majority of the long-term contract assets are expected to be billed and collected during the years 2026-2033. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.